Nature of Operations and Summary of Significant Accounting and Reporting Policies - Schedule of Translation Exchange Rates (Details) (10K)	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
USD : AUD exchange rate	0.7406	0.7399	0.7815	0.7676
Weighted Average [Member]
USD : AUD exchange rate	0.7248	0.7753	0.7795	0.7544